Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information on segments [Line Items]
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	$ (783,048)	$ (912,602)	$ (1,204,076)
Elimination of intercompany sales	(58,690)	(98,879)	(101,460)
Elimination of cost of sales and operating expenses intercompany	58,690	98,879	101,460
Elimination of share in the results of subsidiaries and associates	(23,467)	(307)	395,285
Other	3,767	178	(412)
Profit from continuing operations	39,530	124,388	124,800
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit from continuing operations	$ 842,278	$ 1,037,119	$ 934,003